Related Party Disclosures	12 Months Ended
Dec. 31, 2023
Related party [Abstract]
Related Party Disclosures	Related Party Disclosures
The consolidated financial statements include the following subsidiaries which are all wholly owned, except for Advanced Mask Technology Centre GmbH & Co. KG, Maskhouse Building Administration GmbH & Co. KG, Advanced Mask Technology Center Verwaltungs GmbH, and Maskhouse Building Administration Verwaltungs GmbH:

Subsidiary	Jurisdiction of Incorporation or Organization	December 31, 2023	December 31, 2022	December 31, 2021
GLOBALFOUNDRIES Dresden Module One LLC	United States	X	X	X
GLOBALFOUNDRIES Dresden Module Two LLC	United States	X	X	X
GLOBALFOUNDRIES Innovation LLC (formerly GLOBALFOUNDRIES Innovation Investments LLC)	United States	X	X	X
GLOBALFOUNDRIES Investments LLC	United States	X	X	X
GLOBALFOUNDRIES U.S. Inc.	United States	X	X	X
GLOBALFOUNDRIES U.S. 2 LLC	United States	X	X	X
GLOBALFOUNDRIES Borrower LLC	United States	X	X	X
Hudson Valley Research Park Sewage Works Corporation	United States	N/A	X	X
Hudson Valley Research Park Water-Works Corporation	United States	N/A	X	N/A
GF Power LLC	United States	X	X	N/A
GLOBALFOUNDRIES Finance Inc.	Cayman Islands	X	X	N/A
GLOBALFOUNDRIES France SAS	France	X	X	N/A
GLOBALFOUNDRIES Dresden Module One Holding GmbH	Germany	X	X	X
GLOBALFOUNDRIES Dresden Module One LLC & Co. KG	Germany	X	X	X
GLOBALFOUNDRIES Dresden Module Two LLC & Co. KG	Germany	X	X	X
GLOBALFOUNDRIES Dresden Module Two Holding GmbH	Germany	X	X	X
GLOBALFOUNDRIES Management Services LLC & Co. KG	Germany	X	X	X
Advanced Mask Technology Center GmbH & Co. KG (50%)	Germany	X	X	X
Maskhouse Building Administration GmbH & Co. KG (50%)	Germany	X	X	X
Advanced Mask Technology Center Verwaltungs GmbH (50%)	Germany	X	X	X
Maskhouse Building Administration Verwaltungs GmbH (50%)	Germany	X	X	X
GLOBALFOUNDRIES Europe Sales & Support GmbH	Germany	X	X	X
GLOBALFOUNDRIES Engineering Private Limited	India	X	X	X
GLOBALFOUNDRIES Japan Ltd.	Japan	X	X	X
GLOBALFOUNDRIES Malaysia Sdn. Bhd.	Malaysia	X	X	N/A
GLOBALFOUNDRIES Netherlands Cooperatief U.A.	The Netherlands	X	X	X
GLOBALFOUNDRIES Netherlands Holding B.V.	The Netherlands	X	X	X
GLOBALFOUNDRIES Bulgaria EAD	Bulgaria	X	X	X
GF Asia Investments Pte. Ltd.	Singapore	X	X	X
GF Asia Sales Pte. Ltd.	Singapore	X	X	X
GLOBALFOUNDRIES Singapore Pte. Ltd.	Singapore	X	X	X
GLOBALFOUNDRIES Taiwan Ltd.	Taiwan	X	X	X
GLOBALFOUNDRIES Europe Ltd.	United Kingdom	X	X	X
GA (Chengdu) Technology Co., Limited	China	X	X	X
GLOBALFOUNDRIES China (Beijing) Co., Limited	China	X	X	X
GLOBALFOUNDRIES China (Shanghai) Co., Limited	China	X	X	X
Nanjing APD Technologies Co. Ltd.	China	N/A	N/A	X
Related parties represent associated companies, the shareholder, directors and key management personnel of the Company and entities controlled, or significantly influenced by such parties. Pricing policies and terms of these transactions are approved by the Audit Committee or the Company’s management, as applicable.
Below are the related parties which the Company has entered into transactions with:

	December 31, 2023	December 31, 2022
Related Party Name
SMP	Joint venture	Joint venture
Mubadala Investment Company PJSC	Shareholder entity	Shareholder entity
Mubadala Technology Investment Company	Shareholder entity	Shareholder entity
MDC General Services Holding Company L.L.C	Shareholder entity	Shareholder entity
Balances with related parties included in the consolidated statements of financial positions are as follows:

	December 31, 2023		December 31, 2022
(in millions)	Due from Related Parties	Due to Related Parties	Due from Related Parties	Due to Related Parties
SMP	$12	$10	$11	$10
Total(1)	$12	$10	$11	$10
(1)The total amounts of $12 million and $11 million due from related parties as of the years ended December 31, 2023 and 2022, respectively, have been included in receivables, prepayments and other assets (see Note 6). The total amounts of $10 million and $10 million due to related parties’ balance for the years ended December 31, 2023 and 2022, respectively, have been included in trade and other payables (see Note 11).
The following table presents the related party transactions included in the consolidated statements of operations:

(in millions)	December 31, 2023	December 31, 2022	December 31, 2021
Purchases and recharges from:
SMP(1)	$61	$60	$60
Total	$61	$60	$60

Other transactions with:
SMP (reimbursement of expenses and contribution of tools)	$61	$52	$45
MDC General Services Holding Company L.L.C (recharge of expenses)	5	—	3
Total	$66	$52	$48
(1)Purchases from SMP were primarily comprised of wafers.
Terms and Conditions of Transactions with Related Parties
Outstanding balances at the year-end are unsecured, interest free, repayable on demand and settlement occurs in cash. The Company has not recorded any allowance relating to amounts owed by related parties for the years ended December 31, 2023 and 2022. This assessment is undertaken each financial year through examining the financial position of the related party and the market in which the related party operates.
Transactions with Shareholder:
Shareholder Loan Agreement—The Company, as a borrower, entered into loan facilities with its shareholder in 2012 to 2016 (collectively the “Shareholder Loans”). The Shareholder Loans were non-interest bearing and principal repayment, in whole or in part, was entirely at the Company’s discretion as explicitly stated in the loan agreement. The Shareholder Loans were subordinated to any claims of other unsubordinated and subordinated creditors, including beneficiaries under guarantees issued, of the Company. The loans had no maturity date and remained outstanding until the loans were paid in full. Further, there were no contingent settlements in the agreements. Since the Shareholder Loans did not contain any contractual obligations to deliver cash, but rather allowed the Company to make repayment at its absolute discretion and further prohibited the shareholder from demanding repayment, the Company treated the Shareholder Loans as equity.
The Company repaid $568 million during the year ended December 31, 2021.
On October 1, 2021, the Company’s board approved the conversion of the Shareholder Loans to additional paid-in-capital, and on October 3, 2021, the Company executed an agreement with Mubadala Investment Company PJSC (“Mubadala”) to convert the remaining $10.1 billion of the Shareholder Loan balance into additional paid-in-capital (the ”Conversion”). The Conversion did not have an impact on shares outstanding or have any dilutive effects, as no additional shares were issued.
Compensation of Key Management Personnel
The compensation of key management personnel during the following years were as follows:

(in millions)	2023	2022	2021
Chief Executive Officer, Chief Financial Officer, Chief Business Officer, Chief Operating Officer
Short-term benefits(1)	$9	$5	$8
Share-based payments(1)	21	19	42
Board of Directors	3	5	3
Total	$33	$29	$53
(1) For the year ended December 31, 2023, the amounts include short-term benefits and share-based payments for the Chief Business Officer and Chief Operating Officer.